INVESTMENT IN AN ASSOCIATE (Schedule of Financial Information for Investment) (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Disclosure of associates [line items]
Income from investments		$ 158,829	$ 170,519
General and administrative expense		(20,150)	(19,041)
Net loss of associate qualified for pick-up		45,203	52,047
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of associates [line items]
Income from investments	[1]	494	576
General and administrative expense	[1]	(3,824)	(2,286)
Foreign exchange gain	[1]	669	542
Impairment charge	[1]	(586)
Other income	[1]		7
Net loss of associate	[1]	(3,247)	(1,161)
Adjustments to net loss of associate	[1]	(1,170)	23
Net loss of associate qualified for pick-up	[1]	(4,417)	(1,138)
Company's share of net loss	[1]	$ (1,276)	$ (330)

[1]	NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.